Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenues by Product Categories [Line Items]
Revenues	$ 28,378,669	$ 38,292,397	$ 38,292,412
Heat Transfers [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	20,214,664	26,351,727	25,225,769
Fabrics [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	3,334,810	5,036,939	4,367,087
Woven Labels and Tapes [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	975,868	1,671,058	3,522,661
Sewing Badges [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	757,465	1,259,289	1,750,529
Piping [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	446,701	672,075	835,951
Zipper Pullers [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	451,703	657,601	1,364,567
Drawcords [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	185,683	176,751	89,677
Non-Reflective Film [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	898,252
Others Revenues [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	$ 1,113,523	$ 2,466,957	$ 1,136,171